SCHEDULE OF DEBT DISCOUNT OF THE CONVERTIBLE NOTES (Details)	9 Months Ended
Sep. 30, 2023 USD ($)
Short-Term Debt [Line Items]
Amortization	$ 4,178,395
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt Discount	4,178,395
Amortization	975,499
Debt Discount	$ 3,202,896
Convertible Note One [Member]
Short-Term Debt [Line Items]
Start Date	Apr. 12, 2023
End Date	Apr. 12, 2025
Debt Discount	$ 2,520,000
Amortization	630,000
Debt Discount	$ 1,890,000
Convertible Note Two [Member]
Short-Term Debt [Line Items]
Start Date	May 23, 2023
End Date	May 23, 2025
Debt Discount	$ 1,658,395
Amortization	345,499
Debt Discount	$ 1,312,896